Morrison Warren	Chapman and Cutler LLP
Partner	320 South Canal Street, 27th Floor
Chicago, Illinois 60606

T 312.845.3484
warren@chapman.com

February 24, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Exchange Listed Funds Trust
(Registration Nos. 333-180871; 811-22700)

Ladies and Gentlemen:

On behalf of the Exchange Listed Funds Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 273 and under the Investment Company Act of 1940, as amended, Amendment No. 275 to the Registrant’s registration statement on Form N-1A (the “Amendment”). This Amendment relates to Stratified LargeCap Hedged ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act and will become effective on April 30, 2025.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures